                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4132
                                   ------------


                        RIVERSOURCE SELECTED SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     3/31
                         --------------
Date of reporting period:    9/30
                         --------------

  Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS

  RIVERSOURCE(SM)
  PRECIOUS METALS AND MINING FUND

------------------------------------------------------------------------------

  SEMIANNUAL REPORT FOR
  THE PERIOD ENDED
  SEPT. 30, 2006

> RIVERSOURCE PRECIOUS METALS
  AND MINING FUND (FORMERLY
  RIVERSOURCE PRECIOUS METALS
  FUND) SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM
  GROWTH OF CAPITAL.

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

TABLE OF CONTENTS

Fund Snapshot ............................................................   3

Performance Summary ......................................................   5

Questions & Answers with Portfolio Management ............................   7

Investments in Securities ................................................  10

Financial Statements .....................................................  12

Notes to Financial Statements ............................................  15

Fund Expenses Example ....................................................  29

Approval of Investment Management Services Agreement .....................  31

Proxy Voting .............................................................  31

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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2 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Precious Metals and Mining Fund invests primarily in securities of companies engaged in the exploration, mining, processing or distribution of gold and other precious metals and related minerals. The Fund may also invest directly in such metals and minerals. The Fund invests primarily in mid and small cap stocks, as most precious metals companies have a market capitalization of less than $12 billion. The Fund takes a global approach, providing significant exposure to markets outside the U.S.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets

Gold mining                             64.0%
Diversified mining                      10.0%
Platinum mining                          5.6%           [PIE CHART]
Silver mining                            6.2%
Cash & Cash Equivalents                 14.2%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

Kinross Gold (Canada)                    6.0%
Agnico-Eagle Mines (Canada)              6.0
Barrick Gold (Canada)                    5.9
Glamis Gold (United States)              5.7
Newmont Mining (United States)           4.3
Silver Wheaton (Canada)                  3.6
Peabody Energy (United States)           3.5
Goldcorp (Canada)                        3.4
Randgold Resources ADR (South Africa)    3.1
Gammon Lake Resources (Canada)           3.0

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Precious Metals and Mining Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. See the fund's prospectus for specific risks associated with the Fund.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

Investments small- and in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


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RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND  GROWTH
          X            LARGE
          X            MEDIUM   SIZE
          X            SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
TOP FIVE COUNTRIES
------------------------------------------------------------------------------

Percentage of portfolio assets

Canada                                          45.2%
United States                                   36.0
South Africa                                     9.1
Australia                                        3.2
Russia                                           3.1

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                            YEARS IN INDUSTRY
Clay Hoes                                                          13

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                  TICKER SYMBOL                INCEPTION DATE
Class A                               INPMX                        4/22/85
Class B                               INPBX                        3/20/95
Class C                                  --                        6/26/00
Class I                                  --                        7/15/04
Class Y                                  --                        3/20/95

Total net assets                                            $104.5 million

Number of holdings                                                      40


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4 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON

                 For the six-month period ended Sept. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Precious Metals and Mining Fund
Class A (excluding sales charge)                 -5.91%

Philadelphia Stock Exchange
Gold & Silver Index(1) (unmanaged)               -8.72%

Lipper Gold Funds Index(2)                       -4.23%

(1) The Philadelphia Stock Exchange Gold & Silver Index is an unmanaged capitalization-weighted index which includes the leading companies involved in the mining of gold and silver. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Gold Funds Index includes the 10 largest gold funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The
      Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                     SINCE
Without sales charge          6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------------------------
Class A (inception 4/22/85)     -5.91%    +31.87%   +17.08%   +26.48%    +2.90%      +7.73%
--------------------------------------------------------------------------------------------
Class B (inception 3/20/95)     -6.24%    +30.86%   +16.19%   +25.52%    +2.11%      +7.40%
--------------------------------------------------------------------------------------------
Class C (inception 6/26/00)     -6.30%    +30.84%   +16.19%   +25.53%      N/A      +22.44%
--------------------------------------------------------------------------------------------
Class I (inception 7/15/04)     -5.72%    +32.42%      N/A       N/A       N/A      +22.52%
--------------------------------------------------------------------------------------------
Class Y (inception 3/20/95)     -5.79%    +32.20%   +17.34%   +26.72%    +3.09%      +8.43%
--------------------------------------------------------------------------------------------
With sales charge
--------------------------------------------------------------------------------------------
Class A (inception 4/22/85)    -11.32%    +24.29%   +14.80%   +24.99%    +2.29%      +7.43%
--------------------------------------------------------------------------------------------
Class B (inception 3/20/95)    -10.93%    +25.86%   +15.19%   +25.36%    +2.11%      +7.40%
--------------------------------------------------------------------------------------------
Class C (inception 6/26/00)     -7.24%    +29.84%   +16.19%   +25.53%      N/A      +22.44%
--------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Y shares. These share classes are available to qualifying institutional investors only.

*     Not annualized


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6 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Clay Hoes discusses RiverSource Precious Metals and Mining Fund's results and positioning for the six months ended Sept. 30, 2006. Effective Nov. 1, 2006, the Fund's name changed to RiverSource Precious Metals and Mining Fund.

Q: How did RiverSource Precious Metals and Mining Fund perform for the six months ended Sept. 30, 2006?

A: RiverSource Precious Metals and Mining Fund's Class A shares (excluding sales charge) declined 5.91% for the six months ended Sept. 30, 2006. The Fund outperformed its benchmark, the Philadelphia Stock Exchange Gold & Silver Index (Philadelphia Index), which declined 8.72% for the same time frame. The Fund's peer group, as represented by the Lipper Gold Funds Index, declined 4.23% during the period.

Q:    What factors most significantly affected performance?

A: The precious metals market posed a number of challenges during this period. Precious metal and commodity prices, in general, had been on a fairly strong uptrend since 2001. The Fund capitalized on the opportunities created by the very favorable environment, which continued through the early months of this semiannual period. However, the backdrop shifted dramatically in May of this year. Since then, prices of most commodities -- oil, gas and precious metals -- have either declined or fluctuated in a trading range. Gold fell sharply from $725 to $550 an ounce between May 11 and June 10 and then rebounded to about $670 in mid-July before falling again to about $600 at the end of the semiannual period.

      This level of volatility created a difficult environment for precious metals funds. During the period, all sectors declined. The RiverSource Precious Metals and Mining Fund outperformed the Philadelphia Index largely due to a greater emphasis on mid-cap gold stocks. Significant merger and acquisition activity supported stock prices within this segment of the market, allowing them to perform better amid the volatility.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      Specifically, the Fund benefited from Glamis Gold, which received a takeover bid from Goldcorp. Both NovaGold Resources, which is the target of a hostile takeover bid by Barrick Gold, and Cambior, object of a pending buyout by another Canadian mining company IAMGOLD, also contributed positively during this period. Finally, EuroZinc Mining agreed to be acquired by Lundin Mining in a merger of two equals. Effective selection among mid-cap stocks, many of which are not included in the Philadelphia Index, helped the Fund in a very difficult period. The Fund no longer holds NovaGold or Cambior and we have reduced the Fund's position in Glamis Gold.

      The Fund's positioning in Newmont Mining also had a favorable impact on performance. Although the stock underperformed, the Fund's holdings were smaller than the stock's weighting in the Philadelphia Index. Newmont Mining lagged due to lack of new projects, rising costs and a strike that disrupted production at one of the company's Peruvian mines.

      Finally, detracting from performance was Coeur d'Alene Mines, a silver company, that did not perform well during the period.

Q: What changes did you make to the Fund and how is it currently positioned?

A: We made some adjustments to the Fund's portfolio, shifting a bit more to medium-size companies and away from larger companies. We are attracted to the continued merger and acquisition activity among medium-sized companies and to their potential for growth.

      We reduced the Fund's platinum position given how high the price of platinum has risen relative to gold. We established a meaningful weighting in Peabody Energy, a coal mining company. We anticipate further increases in U.S. coal usage, specifically by utilities companies and we considered Peabody Energy inexpensive relative to its future potential. We also established a position in Silver Standard Resources and in Golden Star Resources, a mid-cap Ghana gold producer. Golden Star experienced production problems stemming from electricity shortages related to a regional drought. The resulting stock price dips provided an opportunity for us to add the stock to the portfolio at an attractive price. The drought subsequently ended, resolving the company's electricity issue.


------------------------------------------------------------------------------

8 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: A key factor affecting resource-related stocks, including precious metals, is lack of projects coming on line in the immediate future. In recent years, there has not been enough geologic or engineering talent to prospect and develop projects. The scarcity of resources for potential development has put many companies into a depletion mode and production has been declining on a global basis since a peak in 2004-2005. Decreasing production is likely to support higher prices for metals and gold. We will be looking for companies with the capacity to grow their production.

      Higher expenses are another issue for the sector as costs have been rising along with other resources. In our view, it appears that the largest portion of the cost increases has already occurred. Though costs, particularly labor costs, may continue to rise going into next year, we think further near-term increases will be reasonable and manageable for company leadership.

      Decreasing production is likely to support higher prices for metals and gold. We will be looking for companies with the capacity to grow their production.

      In conjunction with the Fund's name being changed to the RiverSource Precious Metals and Mining Fund as of Nov. 1, 2006, we will also have greater flexibility in managing the portfolio. The Fund will be able to hold up to 35% of its assets in non-precious metals stocks, an increase from the prior limit of 20%. We believe the ability to invest more of the portfolio's assets in commodities or other mining activities will be beneficial, particularly in periods of declining gold prices.

      Looking out through rest of year, we think gold and silver prices could strengthen due to the outlook for the U.S. dollar, which could weaken on concerns about the U.S. budget and trade deficits. Typically, if the U.S. dollar is weak, gold is stronger.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 9

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (85.9%)(c)
------------------------------------------------------------------------------
ISSUER                                            SHARES              VALUE(a)
AUSTRALIA (3.2%)
BHP Billiton ADR                                   47,500       $    1,799,299
Equinox Minerals                                  600,000(b)           746,376
Iluka Resources                                   150,000              794,756
                                                                --------------
Total                                                                3,340,431
------------------------------------------------------------------------------
CANADA (45.3%)
Agnico-Eagle Mines                                200,000            6,226,000
Alamos Gold                                       300,000(b)         2,456,596
Barrick Gold                                      200,000            6,144,000
Bema Gold                                         450,000(b)         1,993,500
Eldorado Gold                                     490,000(b)         2,126,812
EuroZinc Mining                                   450,000(b)         1,071,237
First Quantum Minerals                             50,000            2,337,569
Gabriel Resources                                 650,000(b)         2,658,403
Gammon Lake Resources                             275,000(b)         3,138,844
Goldcorp                                          148,750            3,509,845
IAMGOLD                                           250,000            2,114,283
Kinross Gold                                      500,000(b)         6,260,067
Northern Orion Resources                          200,000(b)           787,543
Silver Standard Resources                          40,000(b)           883,200
Silver Wheaton                                    400,000(b)         3,755,146
Stingray Resources                                248,000(b)           159,800
Yamana Gold                                       174,000            1,609,500
                                                                --------------
Total                                                               47,232,345
------------------------------------------------------------------------------
PAPUA NEW GUINEA (1.0%)
Lihir Gold                                        500,000(b)         1,076,814
------------------------------------------------------------------------------
RUSSIA (3.1%)
MMC Norilsk Nickel ADR                             18,000            2,340,000
Polyus Gold ADR                                    20,000(b)           878,000
                                                                --------------
Total                                                                3,218,000
------------------------------------------------------------------------------
SOUTH AFRICA (9.1%)
AngloGold Ashanti ADR                              50,000            1,887,000
Gold Fields ADR                                   160,000            2,854,400
Harmony Gold
  Mining ADR                                      100,000(b)         1,293,000
Platmin                                            60,000(b)           214,784
Randgold
  Resources ADR                                   160,000(b)         3,257,600
                                                                --------------
Total                                                                9,506,784
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES              VALUE(a)
UNITED KINGDOM (2.3%)
Lonmin                                             50,000       $    2,395,866
------------------------------------------------------------------------------
UNITED STATES (21.9%)
Apollo Gold                                       216,871(b)            84,580
Coeur d'Alene Mines                               400,000(b)         1,884,000
Freeport-McMoRan
  Copper & Gold Cl B                               40,000            2,130,400
Glamis Gold                                       150,000(b)         5,914,500
Golden Star Resources                             600,000(b)         1,638,000
Jaguar Mining                                     150,000(b)           617,505
Meridian Gold                                     100,000(b)         2,478,969
Newmont Mining                                    105,100            4,493,025
Peabody Energy                                    100,000            3,678,000
                                                                --------------
Total                                                               22,918,979
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $71,043,233)                                             $   89,689,219
------------------------------------------------------------------------------

------------------------------------------------------------------------------
OTHER (--%)(c)
------------------------------------------------------------------------------
ISSUER                                              SHARES            VALUE(a)
CANADA
Goldcorp
  Warrants                                          2,750(d)    $       43,315
------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $4,825)                                                  $       43,315
------------------------------------------------------------------------------

------------------------------------------------------------------------------
MONEY MARKET FUNDS (14.1%)
------------------------------------------------------------------------------
                                               SHARES                 VALUE(a)
RiverSource Short-Term
  Cash Fund                                    14,744,932(e)    $   14,744,932
------------------------------------------------------------------------------
TOTAL MONEY MARKET FUNDS
(Cost: $14,744,932)                                             $   14,744,932
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $85,792,990)(f)                                          $  104,477,466
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

10 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Sept. 30, 2006, is as follows:

      SECURITY                       ACQUISITION                         COST
                                        DATES
      -----------------------------------------------------------------------

      Goldcorp
        Warrants                       10-14-04                      $  4,825

(e)   See Note 6 to the financial statements.

(f) At Sept. 30, 2006, the cost of securities for federal income tax purposes was approximately $85,793,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $  22,281,000
      Unrealized depreciation                                      (3,597,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                               $  18,684,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPT. 30, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $71,048,058)                                                $   89,732,534
   Affiliated money market fund (identified cost $14,744,932) (Note 6)                                   14,744,932
-------------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $85,792,990)                                           104,477,466
Cash in bank on demand deposit                                                                                  877
Foreign currency holdings (identified cost $24,107) (Note 1)                                                 24,086
Capital shares receivable                                                                                    26,269
Dividends and accrued interest receivable                                                                    10,462
Receivable for investment securities sold                                                                    25,231
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                            104,564,391
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                                                       13,020
Accrued investment management services fee                                                                    2,300
Accrued distribution fee                                                                                     47,703
Accrued transfer agency fee                                                                                      96
Accrued administrative services fee                                                                             173
Other accrued expenses                                                                                       35,590
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                            98,882
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                   $  104,465,509
===================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                             $       76,176
Additional paid-in capital                                                                               78,950,646
Net operating loss                                                                                       (2,008,995)
Accumulated net realized gain (loss) (Note 8)                                                             8,763,227
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                                     18,684,455
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                             $  104,465,509
===================================================================================================================
Net assets applicable to outstanding shares:                Class A                                  $   86,460,261
                                                            Class B                                  $   16,206,333
                                                            Class C                                  $    1,695,583
                                                            Class I                                  $       13,860
                                                            Class Y                                  $       89,472
Net asset value per share of outstanding capital stock:     Class A shares          6,237,894        $        13.86
                                                            Class B shares          1,241,338        $        13.06
                                                            Class C shares            131,026        $        12.94
                                                            Class I shares                989        $        14.01
                                                            Class Y shares              6,393        $        14.00
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

12 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPT. 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                                $     352,418
Income distributions from affiliated money market fund (Note 6)                                  7,921
Interest                                                                                        83,961
Fee income from securities lending (Note 3)                                                      5,080
   Less foreign taxes withheld                                                                 (16,109)
------------------------------------------------------------------------------------------------------
Total income                                                                                   433,271
------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                             414,939
Distribution fee
   Class A                                                                                     111,287
   Class B                                                                                      95,016
   Class C                                                                                       9,072
Transfer agency fee                                                                             82,730
Incremental transfer agency fee
   Class A                                                                                       7,096
   Class B                                                                                       2,443
   Class C                                                                                         179
Service fee -- Class Y                                                                              49
Administrative services fees and expenses                                                       33,870
Compensation of board members                                                                    5,063
Custodian fees                                                                                  11,601
Printing and postage                                                                            11,599
Registration fees                                                                               10,756
Audit fees                                                                                      12,000
Other                                                                                            8,090
------------------------------------------------------------------------------------------------------
Total expenses                                                                                 815,790
   Earnings and bank fee credits on cash balances (Note 2)                                      (8,318)
------------------------------------------------------------------------------------------------------
Total net expenses                                                                             807,472
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                               (374,201)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                           10,659,725
   Foreign currency transactions                                                               (30,356)
   Options contracts written (Note 5)                                                          136,675
   Payment from affiliate (Note 2)                                                               4,018
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     10,770,062
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                             (17,184,717)
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                       (6,414,655)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          $  (6,788,856)
======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEPT. 30, 2006      MARCH 31, 2006
                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                          (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                           $   (374,201)      $    (409,258)
Net realized gain (loss) on investments                                     10,770,062          16,185,327
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      (17,184,717)         28,894,239
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (6,788,856)         44,670,308
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                  18,945,941          13,478,395
   Class B shares                                                            3,125,098           3,585,033
   Class C shares                                                              485,084             363,333
   Class Y shares                                                              106,935              45,705
Payments for redemptions
   Class A shares                                                          (13,947,682)        (24,258,819)
   Class B shares (Note 2)                                                  (6,088,504)         (8,187,864)
   Class C shares (Note 2)                                                    (594,051)           (984,979)
   Class Y shares                                                              (87,064)            (35,755)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            1,945,757         (15,994,951)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (4,843,099)         28,675,357
Net assets at beginning of period                                          109,308,608          80,633,251
----------------------------------------------------------------------------------------------------------
Net assets at end of period                                               $104,465,509       $ 109,308,608
==========================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

14 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Selected Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Selected Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in securities of companies engaged in the exploration, mining, processing or distribution of gold and other precious metals and related minerals. The Fund also may invest directly in such metals and minerals.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Sept. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class I shares which represents 0.01% of the Funds net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 15

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Investments in metals, if any, are valued daily using data from independent brokers and pricing services.

ILLIQUID SECURITIES

At Sept. 30, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Sept. 30, 2006 was $43,315 representing 0.04% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying


------------------------------------------------------------------------------

16 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Sept. 30, 2006, foreign currency holdings were entirely comprised of Canadian dollars.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 17

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of


------------------------------------------------------------------------------

18 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.675% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Gold Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $24,903 for the six months ended Sept. 30, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 19

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $101,882 for Class A, $7,851 for Class B and $181 for Class C for the six months ended Sept. 30, 2006.

During the six months ended Sept. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $8,318 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $4,018 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.


------------------------------------------------------------------------------

20 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $72,605,464 and $69,542,574, respectively, for the six months ended Sept. 30, 2006. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $5,080 for the six months ended Sept. 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional capital when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   SIX MONTHS ENDED SEPT. 30, 2006
                                          CLASS A     CLASS B   CLASS C   CLASS I   CLASS Y
-------------------------------------------------------------------------------------------
Sold                                     1,278,025    221,122    33,959      --       7,128
Issued for reinvested distributions             --         --        --      --          --
Redeemed                                  (944,793)  (436,719)  (41,613)     --      (5,947)
-------------------------------------------------------------------------------------------
Net increase (decrease)                    333,232   (215,597)   (7,654)     --       1,181
-------------------------------------------------------------------------------------------

                                                    YEAR ENDED MARCH 31, 2006
                                          CLASS A     CLASS B   CLASS C   CLASS I   CLASS Y
-------------------------------------------------------------------------------------------
Sold                                     1,268,071    345,707    33,131      --       4,048
Issued for reinvested distributions             --         --        --      --          --
Redeemed                                (2,299,950)  (836,454)  (87,863)     --      (3,673)
-------------------------------------------------------------------------------------------
Net increase (decrease)                 (1,031,879)  (490,747)  (54,732)     --         375
-------------------------------------------------------------------------------------------

5. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                                            SIX MONTHS ENDED SEPT. 30, 2006
                                                                         CALLS
                                                            CONTRACTS             PREMIUMS
-------------------------------------------------------------------------------------------
Balance March 31, 2006                                           --             $        --
Opened                                                        1,800                 211,975
Closed                                                       (1,350)               (162,451)
Expired                                                        (450)                (49,524)
-------------------------------------------------------------------------------------------
Balance Sept. 30, 2006                                           --             $        --
-------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."


--------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 21

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2006.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,549,744 at March 31, 2006, that if not offset by capital gains will expire in 2013. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


--------------------------------------------------------------------------------

22 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 23

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

---------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                  2006(h)       2006      2005       2004       2003
Net asset value, beginning of period          $ 14.73      $  8.98    $ 12.63   $  7.23     $  7.25
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (.05)        (.04)      (.09)     (.02)       (.02)
Net gains (losses) (both realized
and unrealized)                                  (.82)        5.79      (2.40)     6.27         .34
---------------------------------------------------------------------------------------------------
Total from investment operations                 (.87)        5.75      (2.49)     6.25         .32
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               --           --      (1.16)     (.85)       (.34)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 13.86      $ 14.73    $  8.98   $ 12.63     $  7.23
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $    86      $    87    $    62   $    80     $    45
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                              1.34%(c)     1.46%      1.50%     1.55%       1.66%
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                      (.54%)(c)    (.32%)     (.86%)    (.81%)      (.30%)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  64%         111%       196%      173%        343%
---------------------------------------------------------------------------------------------------
Total return(d)                                 (5.91%)(e)   64.03%    (19.94%)   87.27%(f)    3.91%(g)
---------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class A would have been lower by 0.15%.

(g) During the year ended March 31, 2003, the Investment Manager reimbursed the Fund for a loss on a security transaction. Had the Fund not received this reimbursement, total return figures for Class A would have been lower by 0.15%.

(h)   Six months ended Sept. 30, 2006 (Unaudited).


--------------------------------------------------------------------------------

24 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

CLASS B

---------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                 2006(h)        2006       2005      2004       2003
Net asset value, beginning of period          $ 13.93      $  8.56    $ 12.08   $  6.95     $  6.99
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (.09)        (.12)      (.17)     (.08)       (.08)
Net gains (losses) (both realized
and unrealized)                                  (.78)        5.49      (2.28)     5.99         .34
---------------------------------------------------------------------------------------------------
Total from investment operations                 (.87)        5.37      (2.45)     5.91         .26
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               --           --      (1.07)     (.78)       (.30)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 13.06      $ 13.93    $  8.56   $ 12.08     $  6.95
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $    16      $    20    $    17   $    27     $    16
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                              2.11%(c)     2.22%      2.26%     2.30%       2.42%
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                     (1.30%)(c)   (1.10%)    (1.64%)   (1.58%)     (1.01%)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  64%         111%       196%      173%        343%
---------------------------------------------------------------------------------------------------
Total return(d)                                 (6.24%)(e)   62.73%    (20.52%)   85.81%(f)    3.21%(g)
---------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class B would have been lower by 0.15%.

(g) During the year ended March 31, 2003, the Investment Manager reimbursed the Fund for a loss on a security transaction. Had the Fund not received this reimbursement, total return figures for Class B would have been lower by 0.15%.

(h)   Six months ended Sept. 30, 2006 (Unaudited).


--------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 25

CLASS C

--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                2006(h)           2006           2005         2004          2003
Net asset value, beginning of period        $  13.81         $   8.48      $   12.00     $   6.90      $  6.98
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (.10)            (.12)          (.16)        (.13)        (.08)
Net gains (losses) (both realized
and unrealized)                                 (.77)            5.45          (2.27)        6.00          .34
--------------------------------------------------------------------------------------------------------------
Total from investment operations                (.87)            5.33          (2.43)        5.87          .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              --               --          (1.09)        (.77)        (.34)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  12.94         $  13.81      $    8.48     $  12.00      $  6.90
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $      2         $      2      $       2     $      2      $     2
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                             2.09%(c)         2.20%          2.24%        2.29%        2.42%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    (1.29%)(c)       (1.11%)        (1.61%)      (1.54%)       (.89%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                 64%             111%           196%         173%         343%
--------------------------------------------------------------------------------------------------------------
Total return(d)                                (6.30%)(e)       62.85%        (20.54%)      85.88%(f)     3.15%(g)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class C would have been lower by 0.15%.

(g) During the year ended March 31, 2003, the Investment Manager reimbursed the Fund for a loss on a security transaction. Had the Fund not received this reimbursement, total return figures for Class C would have been lower by 0.15%.

(h)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

26 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

CLASS I

-----------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------
Fiscal period ended March 31,                2006(g)           2006         2005(b)
Net asset value, beginning of period        $  14.86         $   9.02      $  10.11
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (.02)             .02          (.02)
Net gains (losses) (both realized
and unrealized)                                 (.83)            5.82           .14
-----------------------------------------------------------------------------------
Total from investment operations                (.85)            5.84           .12
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              --               --         (1.21)
-----------------------------------------------------------------------------------
Net asset value, end of period              $  14.01         $  14.86      $   9.02
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)     $     --         $     --      $     --
-----------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                              .91%(d)         1.00%          .99%(d)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                     (.12%)(d)         .16%         (.28%)(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                 64%             111%          196%
-----------------------------------------------------------------------------------
Total return(e)                                (5.72%)(f)       64.75%          .87%(f)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is July 15, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 27

CLASS Y

--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                2006(h)           2006           2005         2004          2003
Net asset value, beginning of period        $  14.86         $   9.04      $   12.69     $   7.26      $  7.28
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (.03)            (.01)          (.07)         .02         (.01)
Net gains (losses) (both realized
and unrealized)                                 (.83)            5.83          (2.40)        6.28          .34
--------------------------------------------------------------------------------------------------------------
Total from investment operations                (.86)            5.82          (2.47)        6.30          .33
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              --               --          (1.18)        (.87)        (.35)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.00         $  14.86      $    9.04     $  12.69      $  7.26
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $     --         $     --      $      --     $     --      $    --
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                             1.18%(c)         1.28%          1.35%        1.36%        1.51%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                     (.37%)(c)        (.12%)         (.82%)       (.73%)        .04%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                 64%             111%           196%         173%         343%
--------------------------------------------------------------------------------------------------------------
Total return(d)                                (5.79%)(e)       64.38%        (19.72%)      87.64%(f)     4.02%(g)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class Y would have been lower by 0.15%.

(g) During the year ended March 31, 2003, the Investment Manager reimbursed the Fund for a loss on a security transaction. Had the Fund not received this reimbursement, total return figures for Class Y would have been lower by 0.15%.

(h)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

28 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 29

                                        BEGINNING            ENDING          EXPENSES
                                      ACCOUNT VALUE      ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                      APRIL 1, 2006     SEPT. 30, 2006    THE PERIOD(a)    EXPENSE RATIO
--------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------
  Actual(b)                              $  1,000         $    940.90        $   6.48          1.34%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)            $  1,000         $  1,018.25        $   6.74          1.34%
--------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------
  Actual(b)                              $  1,000         $    937.60        $  10.19          2.11%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)            $  1,000         $  1,014.41        $  10.60          2.11%
--------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------
  Actual(b)                              $  1,000         $    937.00        $  10.09          2.09%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)            $  1,000         $  1,014.51        $  10.50          2.09%
--------------------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------------------
  Actual(b)                              $  1,000         $    942.80        $   4.41           .91%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)            $  1,000         $  1,020.39        $   4.58           .91%
--------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------
  Actual(b)                              $  1,000         $    942.10        $   5.71          1.18%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)            $  1,000         $  1,019.05        $   5.94          1.18%
--------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Sept. 30, 2006:
      -5.91% for Class A, -6.24% for Class B, -6.30% for Class C, -5.72% for
      Class I and -5.79% for Class Y.


------------------------------------------------------------------------------

30 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2006 SEMIANNUAL REPORT 31

RIVERSOURCE(SM) PRECIOUS METALS AND MINING FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

RIVERSOURCE [LOGO](SM)  This report must be accompanied or preceded by the
      INVESTMENTS       Fund's current prospectus. RiverSource(SM) mutual
                        funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members
                        NASD, and managed by RiverSource Investments, LLC.
                        These companies are part of Ameriprise Financial, Inc.

                                                              S-6144 X (11/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Selected Series, Inc.






By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 4, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 4, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 4, 2006